Property Plant And Equipment - Disclosure of Detailed Information About Property Plant And Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on sale of leaseback agreements	$ 53,252	$ 64,854
Gains (losses) arising from sale and leaseback transactions	$ 1,016	$ 1,153